Note 6 - Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
6.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(12,010)	$(91,763)	$(54, 869)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	16,086,419	20,866,084	22,665,265
Net loss per share—basic and diluted	$(0.75)	$(4.40)	$(2.42)

The effects of all share options and unvested restricted shares were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the years ended
December 31, 2016,
2017
and
2018.